CHOU AMERICA MUTUAL FUNDS (THE "TRUST")
SUPPLEMENT DATED OCTOBER 7, 2014 TO THE PROSPECTUS DATED MAY 1, 2014

Chou Opportunity Fund
Chou Income Fund

* * * IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY * * *

The following information supplements and should be read in conjunction with the May 1, 2014 Prospectus for the Chou Opportunity Fund and the Chou Income Fund (each, a “Fund” and together, the “Funds”).

The third paragraph in the section entitled “Principal Investment Strategies” on Page 2 of the Prospectus is hereby deleted in its entirety and replaced with the following:

The Opportunity Fund may use financial instruments (including derivatives) as investments or in an attempt to: (1) limit or hedge against losses that may occur because of the Opportunity Fund’s investment in a security or exposure to a currency or market; (2) obtain exposure to one or more investments, such as a security, currency, interest rate, or index; (3) reduce transaction costs; (4) create liquidity; and/or (5) increase the speed of portfolio transactions. These financial instruments include: constant maturity swaps, total return swaps, interest rate swaps, and credit default swaps (“CDS”); options, including covered call options; forward foreign currency exchange contracts; currency futures contracts, currency swaps, options on currencies, or options on currency futures. The Opportunity Fund also may use constant maturity swap caps, curve steepeners and other types of financial instruments as a hedge against inflation.

The first sentence in the paragraphs entitled “Derivatives Risks” in the section entitled “Principal Investment Risks” on Page 3 and Page 10 of the Prospectus is hereby deleted and replaced with the following:

Derivatives Risk occurs because derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes, interest rates or currencies.

The following paragraph is hereby inserted after the paragraphs entitled “Preferred Stock Risk” on Page 5 and Page 12 of the Prospectus.

Regional Risk occurs because adverse conditions in a certain region or country can adversely affect securities of issuers in other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or a particular country, the Fund will generally have more exposure to the specific regional or country economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a substantial portion of the Fund’s assets are invested, the Fund may experience substantial illiquidity or reduction in the value of the Fund’s investments.

The first paragraph in the section entitled “Principal Investment Strategies” on Page 9 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Under normal market conditions, the Income Fund will invest at least 80% of its net assets in fixed-income securities, financial instruments that provide exposure to fixed-income securities, and preferred stock. The Income Fund's fixed-income investments principally will include U.S. and non-U.S. government and municipal securities, distressed securities, corporate bonds (both investment grade and below-investment grade), income trusts, bank debt and deposits, commercial paper, variable and floating rate securities, Rule 144A securities, pay-in-kind securities, loan participation interests, mortgage or asset-backed securities, preferred stock and convertible securities. The Income Fund also may invest in money market funds that invest principally in U.S. Treasury bills, notes and bonds and repurchase agreements backed by such securities. The Income Fund invests in fixed-income securities in both developed markets and emerging markets. Portfolio holdings are typically concentrated without limits as to factors such as geography, the size of an issuer, the issuer's earnings or the industry in which an issuer operates.

The fourth paragraph in the section entitled “Principal Investment Strategies” on Page 9 of the Prospectus is hereby deleted in its entirety and replaced with the following:

The Income Fund may use financial instruments (including derivatives) as investments or in an attempt to: (1) limit or hedge against losses that may occur because of the Income Fund’s investment in a security or exposure to a currency or market; (2) obtain exposure to one or more investments, such as a security, currency, interest rate, or index; (3) reduce transaction costs; (4) create liquidity; and/or (5) increase the speed of portfolio transactions. These financial instruments include: constant maturity swaps, total return swaps, interest rate swaps, and credit default swaps (“CDS”); options, including covered call options; forward foreign currency exchange contracts; and currency futures contracts, currency swaps, options on currencies, or options on currency futures. The Income Fund also may use constant maturity swap caps, curve steepeners and other types of financial instruments as a hedge against inflation. In addition, the Income Fund may purchase shares of equities and simultaneously sell call options as a way to generate investment return.

The second paragraph in the section entitled “Detailed Strategies of the Chou Income Fund” on pages 15 and 16 of the Prospectus is hereby deleted in its entirety and replaced with the following:

The Income Fund's fixed-income investments principally will include U.S. and non-U.S. government and municipal securities, distressed securities, corporate bonds (both investment grade and below-investment grade), income trusts, bank debt and deposits, commercial paper, variable and floating rate securities, Rule 144A securities, pay-in-kind securities, loan participation interests, mortgage or asset-backed securities, preferred stock and convertible securities. The Income Fund also may invest in money market funds that invest principally in U.S. Treasury bills, notes and bonds and repurchase agreements backed by such securities. The Income Fund also may, without limitation, seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques. Although the Income Fund may invest in securities of issuers in developed and emerging markets worldwide, the Income Fund generally will focus its investments in securities of issuers located in the U.S. and Canada. Portfolio holdings are typically concentrated without limits as to factors such as geography, the size of an issuer, the issuer's earnings or the industry in which an issuer operates.

Effective December 6, 2014, the following sentence in the above referenced paragraph will be deleted in its entirety:

Although the Income Fund may invest in securities of issuers in developed and emerging markets worldwide, the Income Fund generally will focus its investments in securities of issuers located in the U.S. and Canada.

* * * THE ABOVE DELETION IS EXPECTED TO BECOME EFFECTIVE DECEMBER 6, 2014.* * *

The first sentence in the section entitled “Derivatives Transactions” on page 16 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Derivatives Transactions

Each Fund may enter into derivatives transactions as investments or as an attempt to limit, or hedge against, losses that may occur because of a Fund’s investment in a security or exposure to a currency or market, or to obtain exposure to the underlying investment(s), reduce transaction costs, create liquidity or increase the speed of portfolio transactions.

The chart entitled “Principal Risk Factors” in the section entitled “Detailed Information on Risk Factors” on Pages 16 and 17 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Principal Risk Factors	Opportunity Fund	Income Fund
Below-Investment Grade Securities	X	X

Convertible Securities Risk	X	X
Covered Call Option Risk	X	X
Credit Risk	X	X
Currency Risk	X	X
Derivatives Risk	X	X
Distressed Securities Risk	X	X
Emerging Markets Risk	X	X
Equity Securities Risk (including ADR Risk)	X	X
Fixed-Income Securities Risk	X	X
Foreign Investments Risk	X	X
Forward Contracts Risk	X	X
Futures Contracts Risk	X	X
Hedging Risk	X	X
Interest Rate Risk	X	X
Issuer Risk	X	X
Liquidity Risk	X	X
Loans and Loan Participation Interests Risk		X
Manager Risk	X	X
Market Events Risk	X	X
Mortgage-Related and Other Asset-Backed Risk	X	X
Municipal Securities Risk		X
Non-Diversification Risk	X	X
Options Risk	X	X
Pay-In-Kind Securities Risk		X
Pooled Investment Vehicle Risk	X	X
Preferred Stock Risk	X	X
Prepayment Risk	X	X
Regional Risk	X	X
Repurchase Agreement Risk	X	X
Restricted Securities Risk		X
Securities Lending Risk	X	X
Swap Contracts and Swap Caps Risk	X	X
Value Stock Risk	X
Variable and Floating Interest Rate Risk		X
Warrants Risk	X	X
Non-Principal Risk Factors	Opportunity Fund	Income Fund
Market Timing Risk	X	X
Refinancing Risk	X	X
Short Selling Risk	X	X

The first paragraph in the sub-section entitled “Derivatives Risk” in the section entitled “Detailed Information on Risk Factors” on Page 18 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Derivatives Risk. Derivatives are financial instruments that have a value which depends upon, or is derived from, a reference asset, such as one or more underlying securities, pools of securities, options, futures, indexes, interest rates or currencies. Derivatives may result in investment exposures that are greater than their cost would suggest; in other words, a small investment in a derivative may have a large impact on the Funds’ performance. The successful use of derivatives generally depends on the manager’s ability to predict market movements.

The paragraph entitled “Options Risk” in the section entitled “Detailed Information on Risk Factors” on Page 22 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Options Risk. A Fund's investment in options may have additional risks. The success of a Fund's investment in options depends upon many factors, such as the price of the options which is a function of interest rates, volatility, dividends, the exercise price, stock price and other market factors. These factors may change rapidly over time. There may also be an imperfect correlation between the prices of options and movements in the price of the securities (or interest rates or indices) hedged or used for cover which may cause a given hedge not to achieve its objective. In addition, each over-the-counter (”OTC“) option exposes a Fund to counterparty risk, and Chou may determine to concentrate any or all of its OTC option transaction with a single counterparty or a small group of counterparties. If a counterparty defaults, a Fund's only recourse will be to pursue contractual remedies against the counterparty, and the Fund may be unsuccessful in its pursuit. A Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to an OTC options transaction.

The following paragraph is hereby inserted following the paragraph entitled “Refinancing Risk” on Page 23 of the Prospectus:

Regional Risk. Adverse conditions in a certain region or country can adversely affect securities of issuers in other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or a particular country, the Fund will generally have more exposure to the specific regional or country economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a substantial portion of the Fund’s assets are invested, the Fund may experience substantial illiquidity or reduction in the value of the Fund’s investments.

For more information, please contact the Fund at (877) 682-6352 (toll free).

* * * *

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
CHOU AMERICA MUTUAL FUNDS (THE "TRUST")
SUPPLEMENT DATED OCTOBER 7, 2014 TO THE
THE STATEMENT OF ADDITIONAL INFORMATION (THE “SAI”)
DATED MAY 1, 2014 AS SUPPLEMENTED JULY 18, 2014 AND JULY 25, 2014

The fourth and fifth paragraphs on Page 17 of the Statement of Additional Information in sub-section entitled “E. Derivatives” and the section entitled “Investment Policies and Risks” are hereby deleted and replaced in their entirety with the following:

2. Options and Futures. The Funds may purchase or write put and call options, futures and options on futures to: (1) enhance a Fund’s performance including by obtaining leverage; or (2) to hedge against a decline in the value of the Fund’s investments or an increase in the price of securities that the Fund plans to purchase or in order to offset the effects of general stock market movements.

Specifically, the Funds may purchase or write options on interest rates and securities in which it may invest, on market indices based in whole or in part on such rates and securities and on commodities. Options purchased or written by the Funds are generally traded on an exchange or over-the-counter. The Funds may invest in futures contracts on interest rates and securities in which it may invest, market indices based in whole or in part on such rates and securities in which the Funds may invest and on commodities. The Funds also may purchase or write put and call options on these futures contracts.

The following paragraph is inserted following the paragraph entitled “Options on Indices” on Page 18 of the Statement of Additional Information:

Options on Interest Rates. An option on an interest rate has a payoff that depends on the future level of interest rates. Interest rate options can be either exchange traded or over-the-counter instruments.  The Income Fund would take a long position in interest rate call options if it believes that interest rates will rise, but take a position in interest rate put options if it believes that interest rates will fall.

For more information, please contact the Fund at (877) 682-6352 (toll free).

* * * *

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.